DERIVATIVE LIABILITIES - WARRANTS (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Change In Fair Value Of Warrant Derivatives	$ 656,844	$ 5,765,992	$ (2,576,278)	$ 2,770,912	$ 4,089,491	$ (1,444,075)